Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three Months Ended March 31, 2019 and 2020 - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue
Operating expenses:
Research and development	(13,704)	(6,330)
Selling, general and administrative	(2,928)	(1,639)
Loss from operations	(16,632)	(7,969)
Foreign exchange gain (loss), net	(74)	173
Interest income	64	6
Interest expense	(21)	(37)
Other income	1
Loss before income tax	(16,662)	(7,827)
Income tax benefit	0	0
Net loss	(16,662)	(7,827)
Less: Net loss attributable to noncontrolling interests	(578)	(534)
Net loss attributable to BeyondSpring Inc.	$ (16,084)	$ (7,293)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.58)	$ (0.32)
Weighted-average shares outstanding
Basic and diluted (in shares)	27,732,449	23,029,362
Other comprehensive loss
Foreign currency translation adjustment (loss) gain	$ 53	$ (194)
Comprehensive loss	(16,609)	(8,021)
Less: Comprehensive loss attributable to noncontrolling interests	(582)	(575)
Comprehensive loss attributable to BeyondSpring Inc.	$ (16,027)	$ (7,446)